PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - SCHEDULE OF PLAN ASSETS ACROSS ASSET CLASSES (Details) - Domestic Plans	Dec. 31, 2017
Cash
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	1.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	25.00%
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	49.00%
Alternative investments, including real estate, listed infrastructure and other
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	25.00%